                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-6628

                            The Yacktman Funds, Inc.

                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                  ---------------------------------------------
                    (Address of principal executive offices)

                          Yacktman Asset Management Co.
                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                  ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (847) 325-0707
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2005
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

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                                                                          [LOGO]
                                                              THE YACKTMAN FUNDS
          ----------------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
          ----------------------------------------------------------------------
                                                                   JUNE 30, 2005
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
 MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dear Fellow Shareholder:

  The Fund shares are virtually at their all time highs when adjusted for distributions of income and capital gains. For the past five years, the cumulative return for The Yacktman Fund is up 126.88% and The Yacktman Focused Fund is up 128.51% while the S&P 500(R) Index is down 11.32%. If someone invested $100 in each Fund five years ago it would now be $226.88 and $228.51, respectively, compared to $88.68 in the S&P 500(R) Index. As you can see from the chart below, our performance versus the S&P 500(R) Index has been strong since the inception of the Funds. Moreover, we have achieved these returns in a risk-averse manner.

                                     [PHOTO]
                               Donald A. Yacktman

                                     [PHOTO]
                                Stephen Yacktman

--------------------------------------------------------------------------------
                     THE            THE              THE
                  YACKTMAN       S&P 500/R         YACKTMAN         S&P 500/R
 PERIOD             FUND(1)        INDEX         FOCUSED FUND(2)      INDEX
 ENDED           ANNUALIZED      ANNUALIZED       ANNUALIZED        ANNUALIZED
 JUNE 30, 2005     RETURNS        RETURNS           RETURNS          RETURNS
--------------------------------------------------------------------------------
 One Year           6.89%           6.32%            7.37%            6.32%
 Three Years       15.16%           8.28%           14.52%            8.28%
 Five Years        17.80%          (2.37)%          17.97%           (2.37)%
 Ten Years         11.86%           9.94%            N/A              9.94%
 Since Inception   10.76%          10.58%           8.38%             6.59%

(1) The Yacktman Fund Inception (7/6/92)
(2) The Yacktman Focused Fund Inception (5/1/97)

The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance current to the most recent month-end, please call 1-800-525-8258.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The first half of this year has remained an environment where many equities have been fully valued and few stocks have experienced meaningful temporary declines to allow us to add new positions to the portfolios. During times like this we find it prudent to remain patient and keep our "powder dry" while waiting for negative events to trigger better investment opportunities.

Patience is important; however, it must be combined with a constant search for opportunities and an aggressive approach to purchasing them when they are available. Finding and buying bargains at the right price/time can help to deliver strong returns over longer periods (like the last five years) even though the market may go nowhere. Early 2002 was a period that was similar to the first half of this year, where we patiently held dry powder. By mid-year, there were deals everywhere and we were fully invested, feeling confident that we owned a portfolio which would be able to deliver strong returns going forward.

Another benefit of our strategy is the low "beta" (or volatility) of our portfolios. According to this measure, our volatility has generally been 60% to 70% of the S&P 500(R) Index over the last 10 years. More importantly, during this period, we have outperformed the market with this lower than average volatility. However, we would like to emphasize our long-term goal is to make money not lose less. Our strong absolute results of the last five years should bring emphasis to that point.

Coca-Cola is a current investment we find promising, and is an example that shows patiently waiting for the right entry point is important. In 1998, Coca-Cola traded to just under $90 at a time when the earnings power of the business was less than $1.40. Today, the company sells in the low $40's and should generate more than $2.00 per share in free cash. What changed? In our opinion, very little has changed. We believe Coca-Cola is a money machine that needs a little oiling. The short term problems it has had can be fixed with minor repairs rather than a complete rebuild of any major components.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

During the balance of the year we will continue to diligently search for investment opportunities.

Sincerely,

/s/ Donald A. Yacktman                           /s/ Stephen A. Yacktman
Donald A. Yacktman                                   Stephen A. Yacktman
President & Co-Portfolio Manager                     Co-Portfolio Manager

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Yacktman Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES
The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                          THE YACKTMAN FUND
--------------------------------------------------------------------------------
                                                           Expenses
                           Beginning       Ending         paid during
                            account        account           period
                             value          value            1/1/05-
                            1/1/05         6/30/05          6/30/05(1)
--------------------------------------------------------------------------------
Actual                     $1,000.00        $987.00          $4.42

Hypothetical
(5% return
before expenses)            1,000.00       1,020.55           4.49


                                      THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
                                                            Expenses
                           Beginning       Ending         paid during
                            account        account           period
                             value          value            1/1/05-
                            1/1/05         6/30/05          6/30/05(1)
--------------------------------------------------------------------------------
Actual                     $1,000.00        $985.50          $6.15

Hypothetical
(5% return
before expenses)            1,000.00       1,018.80           6.26


(1) Expenses are equal to the Funds' annualized expense ratios (0.90% for The Yacktman Fund and 1.25% for The Yacktman Focused Fund), multiplied by the average account value over the period, and multiplied by 0.4959 (to reflect the one-half year period).

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS (UNAUDITED)
June 30, 2005
--------------------------------------------------------------------------------
                                          PERCENTAGE OF
                                           NET ASSETS
--------------------------------------------------------------------------------
Coca-Cola Co.                                  7.1%
Liberty Media Corp.                            5.5
Henkel KGaA                                    4.6
Kraft Foods, Inc.                              4.6
Lancaster Colony Corp.                         3.9
AmeriCredit Corp.                              3.9
Pfizer, Inc.                                   2.4
Tyco International Ltd.                        2.1
Bristol-Myers Squibb Co.                       2.0
Unilever N.V.                                  1.9
                                              -----
  Total                                       38.0%


SECTOR BREAKDOWN (UNAUDITED)
June 30, 2005
--------------------------------------------------------------------------------
[CHART]

Banks.......................................................................1.3%

Commercial Services & Supplies..............................................1.1%

Diversified Financials......................................................6.6%

Food Products..............................................................10.0%

Health Care Providers & Services............................................1.2%

Household Products..........................................................8.5%

Industrial Conglomerates....................................................2.1%

Insurance...................................................................1.5%

IT Consulting & Services....................................................2.5%

Media.......................................................................7.9%

Pharmaceuticals.............................................................6.3%

Real Estate.................................................................1.3%

Software....................................................................0.7%

Specialty Retail............................................................1.0%

Telecommunication Services..................................................1.3%

Tobacco.....................................................................1.2%

Short-Term Investments less Other Assets...................................36.5%

--------------------------------------------------------------------------------

THE YACKTMAN FUND

EQUITY PURCHASES & SALES (UNAUDITED)
For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
                                                    NET SHARES         CURRENT
NEW PURCHASES                                        PURCHASED       SHARES HELD
--------------------------------------------------------------------------------
ANHEUSER-BUSCH COS., INC.
Produces and distributes beer
under brand names such as
Budweiser, Michelob and Busch.                        100,000          100,000

VIACOM, INC.
A worldwide entertainment and
publishing company whose operations
include Blockbuster Video and music,
MTV Networks, Showtime Networks,
Paramount Pictures and Television,
Simon & Schuster, television stations,
and movie screens in various countries.               180,000          180,000

WAL-MART STORES, INC.
Operates discount stores and
Supercenters, as well as Sam's Clubs.                  85,000           85,000
--------------------------------------------------------------------------------
                                                    NET SHARES         CURRENT
PURCHASES                                            PURCHASED       SHARES HELD
--------------------------------------------------------------------------------
Coca-Cola Co.                                         170,000          820,000
Federal Home Loan Mortgage Corp.                       10,000          110,000
Federal National Mortgage Association                  30,000          100,000
First Data Corp.                                       30,000          160,000
Kraft Foods, Inc.                                     210,000          700,000
Lancaster Colony Corp.                                 46,588          436,588
Liberty Media Corp.                                   160,000        2,600,000
Microsoft Corp.                                        40,000          140,000

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (UNAUDITED) (CONT'D.)
For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
                                                    NET SHARES         CURRENT
SALES                                                  SOLD          SHARES HELD
--------------------------------------------------------------------------------
AmeriCredit Corp.                                      20,000          730,000
Trizec Properties, Inc.                                20,000          310,000

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                      NUMBER
                                                    OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 61.2%
BANKS - 1.3%
U.S. Bancorp                                          150,000        $4,380,000
Washington Mutual, Inc.                                40,000         1,627,600
                                                                   ------------
                                                                      6,007,600
                                                                   ------------
BEVERAGES - 9.0%
Anheuser-Busch Cos., Inc.                             100,000         4,575,000
Coca-Cola Co.                                         820,000        34,235,000
PepsiCo, Inc.                                          90,000         4,853,700
                                                                   ------------
                                                                     43,663,700
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Block H&R, Inc.                                        90,000         5,251,500
                                                                   ------------
DIVERSIFIED FINANCIALS - 6.6%
AmeriCredit Corp.*                                    730,000        18,615,000
Federal Home Loan Mortgage Corp.                      110,000         7,175,300
Federal National Mortgage
   Association                                        100,000         5,840,000
                                                                   ------------
                                                                     31,630,300
                                                                   ------------
FOOD PRODUCTS - 10.0%
Cadbury Schweppes plc                                 180,000         6,899,400
Interstate Bakeries Corp.*                             80,000           560,800
Kraft Foods, Inc. 700,000                                            22,267,000
Lancaster Colony Corp.                                436,588        18,738,357
                                                                   ------------
                                                                     48,465,557
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Cardinal Health, Inc.                                 100,000         5,758,000
                                                                   ------------
HOUSEHOLD PRODUCTS - 8.5%
Clorox Co.                                            110,000         6,129,200
Colgate-Palmolive Co.                                  75,000         3,743,250
Henkel KGaA                                           265,000        22,319,678
Unilever N.V.                                         140,000         9,076,200
                                                                   ------------
                                                                     41,268,328
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 2.1%
Tyco International Ltd.                               350,000        10,220,000
                                                                   ------------

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONT'D)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                     NUMBER
                                                    OF SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.5%
Marsh & McLennan Cos., Inc.                           103,500        $2,866,950
MBIA, Inc.                                             40,000         2,372,400
MGIC Investment Corp.                                  30,000         1,956,600
                                                                   ------------
                                                                      7,195,950
                                                                   ------------
IT CONSULTING & SERVICES - 2.5%
Electronic Data Systems Corp.                         300,000         5,775,000
First Data Corp.                                     160,000          6,422,400
                                                                   ------------
                                                                     12,197,400
                                                                   ------------
MEDIA - 7.9%
Interpublic Group of Cos., Inc.*                      480,000         5,846,400
Liberty Media Corp.*                                2,600,000        26,494,000
Viacom, Inc. Class B                                  180,000         5,763,600
                                                                   ------------
                                                                     38,104,000
                                                                   ------------
PHARMACEUTICALS - 5.3%
Bristol-Myers Squibb Co.                              380,000         9,492,400
Johnson & Johnson                                      70,000         4,550,000
Pfizer, Inc.                                          420,000        11,583,600
                                                                   ------------
                                                                     25,626,000
                                                                   ------------
REAL ESTATE - 1.3%
Trizec Properties, Inc.                               310,000         6,376,700
                                                                   ------------
SOFTWARE - 0.7%
Microsoft Corp.                                       140,000         3,477,600
                                                                   ------------
SPECIALTY RETAIL - 1.0%
Friedman's, Inc., Class A*                            465,000           474,300
Wal-Mart Stores, Inc.                                  85,000         4,097,000
                                                                   ------------
                                                                      4,571,300
                                                                   ------------
TOBACCO - 1.2%
Altria Group, Inc.                                     90,000         5,819,400
                                                                   ------------
Total Common Stocks
   (cost $219,831,118)                                              295,633,335
                                                                   ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 2.3%
Athena Nuero Financial, LLC,
   7.25%, 2/21/08                                $  5,000,000    $    4,675,000
Utstarcom,
   0.88%, 3/1/08                                    9,300,000         6,579,750
                                                                   ------------
Total Corporate Bonds
   (cost $10,550,558)                                                11,254,750
                                                                   ------------
SHORT-TERM INVESTMENTS - 56.3%
COMMERCIAL PAPER - 36.0%
American Express,
   3.05%, 7/6/05                                   21,600,000        21,590,850
Chesham Financial,
   3.14%, 7/1/05                                   22,000,000       22,000,000
CitiGroup Global,
   3.13%, 7/6/05                                   21,600,000        21,590,610
GE Capital Corp.,
   3.15%, 7/6/05                                   21,600,000        21,590,550
Prudential Funding,
   3.10%, 7/6/05                                   21,600,000       21,590,700
Rabo Bank,
   3.12%, 7/1/05                                   22,000,000        22,000,000
Total Capital,
   3.10%, 7/6/05                                   21,600,000        21,590,700
Toyota Motor Corp.,
   3.05%, 7/6/05                                   21,600,000        21,590,850
                                                                   ------------
Total Commercial Paper
   (cost $173,544,260)                                              173,544,260
                                                                   ------------
DEMAND NOTE (VARIABLE RATE) - 0.1%
U.S. Bancorp, 3.08%                                   633,331           633,331
                                                                   ------------
Total Demand Note
   (cost $633,331)                                                      633,331
                                                                   ------------

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONT'D)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                       VALUE
--------------------------------------------------------------------------------
OTHER SHORT-TERM INVESTMENT - 20.2%
Securities Lending Investment Account
   (cost $97,352,476)                                              $ 97,352,476
                                                                   ------------
Total Short-Term Investments
    (cost $210,227,782)                                             271,530,067

Total Investments - 119.8%
   (cost $501,911,743)                                              578,418,152

Other Assets less Liabilities - 0.4%                                  1,713,202

Less Liability for Collateral on
   Securities Loaned - (20.2)%                                      (97,352,476)

Net Assets - 100%
  (equivalent to $15.14 per share based
  on 31,895,688 shares outstanding)                                $482,778,878
                                                                   ============
*Non-income producing

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR BREAKDOWN (UNAUDITED)
June 30, 2005
--------------------------------------------------------------------------------
[CHART]

Beverages...................................................................7.7%

Commercial Services & Supplies..............................................2.0%

Diversified Financials.....................................................11.0%

Food Products...............................................................9.7%

Health Care Providers & Services............................................1.4%

Household Products.........................................................12.4%

Industrial Conglomerates....................................................2.6%

Insurance...................................................................0.7%

IT Consulting & Services....................................................1.5%

Media.......................................................................9.2%

Pharmaceuticals.............................................................6.3%

Real Estate.................................................................1.9%

Specialty Retail............................................................0.3%

Telecommunication Services..................................................1.3%

Tobacco.....................................................................1.6%

Short-Term Investments less Other Assets...................................30.4%
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (UNAUDITED)
For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
                                                    NET SHARES         CURRENT
PURCHASES                                            PURCHASED       SHARES HELD
--------------------------------------------------------------------------------
Kraft Foods, Inc.                                     10,000           160,000
--------------------------------------------------------------------------------
                                                    NET SHARES         CURRENT
SALES                                                  SOLD          SHARES HELD
--------------------------------------------------------------------------------
AmeriCredit Corp.                                     20,000           280,000
Cardinal Health, Inc.                                  5,000            25,000

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                    OF SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 68.3%
BEVERAGES - 7.7%
Coca-Cola Co.                                         185,000        $7,723,750
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Block H&R, Inc.                                        35,000         2,042,250
                                                                   ------------
Diversified Financials - 11.0%
AmeriCredit Corp.*                                    280,000         7,140,000
Federal Home Loan
  Mortgage Corp.                                       60,000         3,913,800
                                                                   ------------
                                                                     11,053,800
                                                                   ------------
FOOD PRODUCTS - 9.7%
Interstate Bakeries Corp.*                             50,000           350,500
Kraft Foods, Inc.                                     160,000         5,089,600
Lancaster Colony Corp.                                100,000         4,292,000
                                                                   ------------
                                                                      9,732,100
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Cardinal Health, Inc.                                  25,000         1,439,500
                                                                   ------------
HOUSEHOLD PRODUCTS - 12.4%
Clorox Co.                                             30,000         1,671,600
Colgate-Palmolive Co.                                  20,000           998,200
Henkel KGaA                                            85,000         7,159,142
Unilever N.V.                                          40,000         2,593,200
                                                                   ------------
                                                                     12,422,142
                                                                   ------------
INDUSTRIAL CONGLOMERATES - 2.6%
Tyco International Ltd.                                90,000         2,628,000
                                                                   ------------
INSURANCE - 0.7%
Marsh & McLennan Cos., Inc.                            26,200           725,740
                                                                   ------------
IT CONSULTING & SERVICES - 1.5%
Electronic Data Systems Corp.                          80,000         1,540,000
                                                                   ------------

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONT'D)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                    OF SHARES           VALUE
--------------------------------------------------------------------------------
MEDIA - 9.2%
Interpublic Group of Cos., Inc.*                      193,100        $2,351,958
Liberty Media Corp.*                                  670,000         6,827,300
                                                                   ------------
                                                                      9,179,258
                                                                   ------------
PHARMACEUTICALS - 6.3%
Bristol-Myers Squibb Co.                              130,000         3,247,400
Pfizer, Inc.                                          110,000         3,033,800
                                                                   ------------
                                                                      6,281,200
                                                                   ------------
REAL ESTATE - 1.9%
Trizec Properties, Inc.                                90,000         1,851,300
                                                                   ------------
SPECIALTY RETAIL - 0.3%
Friedman's, Inc., Class A*                            260,000           265,200
                                                                   ------------
TOBACCO - 1.6%
Altria Group, Inc.                                     25,000         1,616,500
                                                                   ------------
Total Common Stocks
   (cost $51,906,042)                                                68,500,740
                                                                   ------------

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.3%
Utstarcom,
   0.88%, 3/1/08                                   $1,850,000         1,308,875
                                                                   ------------
Total Corporate Bonds
   (cost $1,188,869)                                                  1,308,875
                                                                   ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 47.4%
COMMERCIAL PAPER - 28.9%
Chesham Financial,
   3.14%, 7/1/05                                   $4,900,000        $4,900,000
CitiGroup Global,
   3.13%, 7/6/05                                    4,800,000         4,797,913
GE Capital Corp.,
   3.15%, 7/6/05                                    4,800,000         4,797,900
Prudential Funding,
   3.10%, 7/6/05                                    4,800,000         4,797,933
Rabo Bank Disc CP,
   3.12%, 7/1/05                                    4,900,000         4,900,000
Toyota Disc CP,
   3.05%, 7/6/05                                    4,800,000         4,797,967
                                                                   ------------
Total Commercial Paper
   (cost $28,991,713)                                                28,991,713
                                                                   ------------
DEMAND NOTE (VARIABLE RATE) - 1.0%
U.S. Bancorp, 2.17%                                   952,326           952,326
                                                                   ------------
Total Demand Note
   (cost $952,326)                                                      952,326
                                                                   ------------
OTHER SHORT-TERM INVESTMENT - 17.5%
Securities Lending Investment Account
   (cost $17,520,099)                                                17,520,099
                                                                   ------------
Total Short-Term Investments
   (cost $47,464,138)                                                47,464,138
                                                                   ------------

Total Investments - 117.0%
   (cost $100,559,049)                                              117,273,753

Other Assets less Liabilities - 0.5%                                    507,338

Less Liability for Collateral on
   Securities Loaned - (17.5)%                                      (17,520,099)
                                                                   ------------
Net Assets - 100%
  (equivalent to $15.60 per share based
  on 6,427,412 shares outstanding)                                 $100,260,992
                                                                   ============
*Non-income producing

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                  THE YACKTMAN     THE YACKTMAN
                                                      FUND         FOCUSED FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments at value
    (cost $501,911,743 and
    $100,559,049, respectively)                  $578,418,152      $117,273,753
  Receivable for fund shares sold                   2,784,509           623,259
  Dividends and interest receivable                   890,299           187,800
  Prepaid expenses                                     37,863            17,395
                                                 ------------      ------------
      Total Assets                                582,130,823       118,102,207
                                                 ------------      ------------
LIABILITIES:
  Collateral for securities loaned                 97,352,476        17,520,099
  Payable for securities purchased                    834,985                --
  Payable for fund shares redeemed                    792,179           188,443
  Accrued investment advisory fees                    255,803            74,605
  Other accrued expenses                              116,502            58,068
                                                 ------------      ------------
      Total Liabilities                            99,351,945        17,841,215
                                                 ------------      ------------
NET ASSETS                                       $482,778,878      $100,260,992
                                                 ============      ============
NET ASSETS CONSIST OF:
  Capital stock                                  $402,454,898       $83,387,064
  Undistributed net
    investment income                               3,220,701           515,240
  Undistributed net realized
    gains (losses)                                    595,885          (356,017)
  Net unrealized appreciation
    on investments                                 76,507,394        16,714,705
                                                 ------------      ------------
      Total Net Assets                           $482,778,878      $100,260,992
                                                 ============      ============
CAPITAL STOCK, $.0001 par value
  Authorized                                      500,000,000       500,000,000
  Issued and Outstanding                           31,895,688         6,427,412

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                               $15.14            $15.60
                                                       ======            ======

See notes to financial statements

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                  THE YACKTMAN     THE YACKTMAN
                                                       FUND        FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                                  $2,932,077(1)       $731,015(2)
  Interest income                                   2,117,518           372,751
  Securities lending income
    (See Note 5)                                       26,698             7,584
  Other                                                   149                --
                                                  -----------       -----------
                                                    5,076,442         1,111,350
                                                  -----------       -----------
EXPENSES:
  Investment advisory fees                          1,344,081           475,751
  Shareholder servicing fees                          250,110            70,416
  Administration and
    accounting fees                                   109,143            24,795
  Federal and state
    registration fees                                  48,881            27,203
  Custody fees                                         30,405             9,917
  Reports to shareholders                              24,031             8,431
  Professional Fees                                    22,107             6,976
  Directors' fees and expenses                         12,505             4,464
  Miscellaneous costs                                  13,485            10,760
                                                  -----------       -----------
  Total expenses
    before reimbursements                           1,854,748           638,713
                                                  -----------       -----------
  Expense reimbursements
    (See Note 4)                                           --           (44,023)
                                                  -----------       -----------
  Net expenses                                      1,854,748           594,690
                                                  -----------       -----------
NET INVESTMENT INCOME                               3,221,694           516,660
                                                  -----------       -----------
REALIZED AND UNREALIZED GAIN:
  Net realized gain (loss)
    on investments                                    614,566           (79,126)
  Change in unrealized
    depreciation on investments                    (8,828,536)       (1,934,631)
                                                  -----------       -----------
  Net realized and unrealized
    loss on investments                            (8,213,970)       (2,013,757)
                                                  -----------       -----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $(4,992,276)      $(1,497,097)
                                                  ===========       ===========

(1) Net of $129,421 in foreign withholding taxes
(2) Net of $40,320 in foreign withholding taxes

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                THE YACKTMAN FUND  THE YACKTMAN FOCUSED FUND


                                                                     SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                      JUNE 30, 2005     YEAR ENDED    JUNE 30, 2005     YEAR ENDED
                                                                       (UNAUDITED)     DEC. 31, 2004   (UNAUDITED)     DEC. 31, 2004

OPERATIONS:
  Net investment income                                                   $3,221,694      $2,516,328        $516,660        $163,603
  Net realized gain (loss) on investments                                    614,566      28,595,140        (79,126)      10,091,812
  Change in unrealized appreciation
    on investments                                                       (8,828,536)       1,096,699     (1,934,631)     (2,699,839)
                                                                       -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets resulting from operations        (4,992,276)      32,208,167     (1,497,097)       7,555,576

CAPITAL SHARE TRANSACTIONS:                                            -------------   -------------   -------------   -------------
  Proceeds from shares sold                                              189,076,512     161,689,854      34,445,360      67,230,026
  Proceeds from reinvestment of distributions                                     --      27,685,525              --      10,357,231
  Redemption fees                                                                68              --              --               --
                                                                       -------------   -------------   -------------   -------------
                                                                         189,076,580     189,375,379      34,445,360      77,587,257
  Payments for shares redeemed                                          (66,613,077)   (150,792,024)    (29,950,289)   (103,982,061)
                                                                       -------------   -------------   -------------   -------------
  Net increase (decrease)                                                122,463,503      38,583,355       4,495,071    (26,394,804)
                                                                       -------------   -------------   -------------   -------------

DISTRIBUTIONS PAID FROM:
  Net investment income                                                           --     (2,514,053)              --       (163,233)
  Net realized gains                                                              --    (28,398,069)              --    (11,089,138)
      Total distributions                                                         --    (30,912,122)              --    (11,252,371)

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  117,471,227      39,879,400       2,997,974    (30,091,599)

NET ASSETS:
  Beginning of period                                                    365,307,651     325,428,251      97,263,018     127,354,617
                                                                       -------------   -------------   -------------   -------------
  End of period (including undistributed net investment income of
    $3,220,701, $2,131, $515,240 and $305, respectively)                $482,778,878    $365,307,651    $100,260,992     $97,263,018
                                                                       =============   =============   =============   =============
TRANSACTIONS IN SHARES:
  Shares sold                                                             12,499,942      10,503,672       2,213,334       4,071,851
  Issued in reinvestment of distributions                                         --       1,802,438              --         653,453
  Shares redeemed                                                        (4,411,063)     (9,858,635)     (1,942,458)     (6,406,640)
                                                                       -------------   -------------   -------------   -------------
  Net increase (decrease)                                                  8,088,879       2,447,475         270,876     (1,681,336)
                                                                       =============   =============   =============   =============



See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                          THE YACKTMAN FUND                            THE YACKTMAN FUND
------------------------------------------------------------ -----------------------------------------------------------------------
                                          SIX MONTHS ENDED
For a Fund share outstanding                JUNE 30, 2005                           YEAR ENDED DECEMBER 31,
throughout each period                       (UNAUDITED)        2004           2003           2002           2001           2000
------------------------------------------------------------ -----------------------------------------------------------------------


Net asset value, beginning
  of period                                        $15.34         $15.24         $12.33         $11.16          $9.80          $9.40

Income from investment
  operations:
  Net investment income                              0.10           0.12           0.23           0.13           0.08           0.11
  Net realized and unrealized
    gain (loss) on investments                     (0.30)           1.40           3.84           1.14           1.83           1.16
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Total from investment
    operations                                     (0.20)           1.52           4.07           1.27           1.91           1.27
                                              -----------    -----------    -----------    -----------    -----------    -----------
Less distributions:
  From net investment income                           --         (0.12)         (0.17)         (0.10)         (0.05)         (0.06)
  From net realized gains                              --         (1.30)         (0.99)             --         (0.50)         (0.81)
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Total distributions                                  --         (1.42)         (1.16)         (0.10)         (0.55)         (0.87)
                                              -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end
  of period                                        $15.14         $15.34         $15.24         $12.33         $11.16          $9.80
                                              ===========    ===========    ===========    ===========    ===========    ===========
Total Return                                   (1.30)%(1)          9.93%         33.03%         11.41%         19.47%         13.46%
                                              ===========    ===========    ===========    ===========    ===========    ===========
Supplemental data and ratios:
  Net assets, end of period (000s)               $482,779       $365,308       $325,428       $421,292       $113,199        $69,800
                                              ===========    ===========    ===========    ===========    ===========    ===========
  Ratio of net expenses to average
    net assets                                   0.90%(2)          0.95%          0.94%          0.99%          1.17%          1.23%
                                              ===========    ===========    ===========    ===========    ===========    ===========
  Ratio of net investment income to
    average net assets                           2.45%(2)          0.73%          1.25%          2.01%          1.06%          1.03%
                                              ===========    ===========    ===========    ===========    ===========    ===========
  Portfolio turnover rate                        0.31%(1)         23.82%         40.01%         39.19%         42.79%         19.00%
                                              ===========    ===========    ===========    ===========    ===========    ===========

(1) Not annualized
(2) Annualized


See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)



                                      THE YACKTMAN FOCUSED FUND                    THE YACKTMAN FOCUSED FUND
------------------------------------------------------------ -----------------------------------------------------------------------
                                          SIX MONTHS ENDED
For a Fund share outstanding                JUNE 30, 2005                           YEAR ENDED DECEMBER 31,
throughout each period                       (UNAUDITED)        2004           2003           2002           2001           2000
------------------------------------------------------------ -----------------------------------------------------------------------


Net asset value, beginning
   of period                                       $15.83         $16.28         $12.48         $10.92          $9.40          $8.96

Income from investment
  operations
  Net investment income                              0.08           0.03           0.07           0.08           0.09           0.14
  Net realized and unrealized
    gain (loss) on investments                     (0.31)           1.59           3.90           1.56           1.52           0.45
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Total from investment
    operations                                     (0.23)           1.62           3.97           1.64           1.61           0.59
                                              -----------    -----------    -----------    -----------    -----------    -----------
Less distributions:
  From net investment income                           --         (0.03)         (0.07)         (0.08)         (0.09)         (0.14)
  From net realized gains                              --         (2.04)         (0.10)             --             --            --
  Return of capital                                    --             --             --             --             --         (0.01)
                                              -----------    -----------    -----------    -----------    -----------    -----------
  Total distributions                                  --         (2.07)         (0.17)         (0.08)         (0.09)         (0.15)
                                              -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end
  of period                                        $15.60         $15.83         $16.28         $12.48         $10.92          $9.40
                                              ===========    ===========    ===========    ===========    ===========    ===========
Total Return                                   (1.45)%(1)          9.96%         31.79%         14.99%         17.14%          6.60%
                                              ===========    ===========    ===========    ===========    ===========    ===========
Supplemental data and ratios:
  Net assets, end of period (000s)               $100,261        $97,263       $127,355       $115,250         $9,356         $7,606
                                              ===========    ===========    ===========    ===========    ===========    ===========
  Ratio of expenses before expense
    reimbursements to average net
    assets (See Note 4)                          1.34%(2)          1.33%       1.36%(3)          1.45%          2.32%          2.50%
                                              ===========    ===========    ===========    ===========    ===========    ===========
  Ratio of net expenses to average
    net assets                                   1.25%(2)          1.25%       1.26%(4)          1.25%          1.25%          1.25%
                                              ===========    ===========    ===========    ===========    ===========    ===========
  Ratio of net investment income to
    average net assets                           2.34%(2)          0.16%          0.51%          1.68%          1.06%          1.56%
                                              ===========    ===========    ===========    ===========    ===========    ===========

  Portfolio turnover rate                        1.92%(1)         19.26%         71.38%         49.95%         51.33%         37.84%
                                              ===========    ===========    ===========    ===========    ===========    ===========

(1) Not annualized
(2) Annualized
(3) The ratio of expenses before expense reimbursements to average net assets, excluding interest expense, was 1.35%
(4) The ratio of expenses to average net assets, excluding interest expense, was 1.25%

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions during the reporting period. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at

--------------------------------------------------------------------------------
fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

B) OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the six months ended June 30, 2005.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Accordingly, at December 31, 2004, reclassifications were recorded to increase (decrease) undistributed net investment income by $(144) and $(65), and increase (decrease) undistributed net realized gains (losses) by $144 and $65, for The Yacktman Fund and The Yacktman Focused Fund, respectively.

(E) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONT'D)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------
exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

F) REDEMPTION FEE - Effective April 1, 2005, those who buy and sell the Funds within five calendar days will incur a 2% redemption fee. Please see the Prospectus for more information.

G) OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS
For the period ended June 30, 2005, the aggregate purchases and sales of securities, excluding short-term securities, were $46,972,857 and $862,216 for The Yacktman Fund and $1,464,483 and $970,046 for The Yacktman Focused Fund, respectively. For the period ended June 30, 2005, there were no purchases or sales of U.S. Government securities for The Yacktman Fund and The Yacktman Focused Fund.

4.  INVESTMENT ADVISORY AGREEMENT
On February 18, 2005, the Board of Directors of The Yacktman Funds, Inc. approved the continuation of each Fund's investment advisory agreement with Yacktman Asset Management Co. (the "Adviser"). Prior to approving the continuation of the agreements, the Board considered:

         o the nature, extent and quality of the services provided by the Adviser

         o the investment performance of the Funds

         o the costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds

         o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale

         o the expense ratios of the Funds

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered an oral presentation by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds. The Directors concluded that the Adviser was providing essential services to the Funds.

The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also noted that the Funds adhered to their investment style.

In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed a report of the costs of services provided by, and the profits realized by the Adviser, from its relationship with the Funds and concluded that such profits were reasonable and not excessive. As part of its analysis, the Board considered the value of the research the Adviser received from broker-dealers executing securities transactions for the Funds. The Directors also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were in the range of comparable mutual funds.

The Directors also considered whether the investment advisory agreement fee schedules should be adjusted for an increase in assets under management. They concluded that "breakpoints" embodied in the investment advisory agreement for The Yacktman Fund were appropriate, and breakpoints for The Yacktman Focused Fund were not warranted at this time given the anticipated growth of that Fund in the next year and the other factors considered.

5.  SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONT'D)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of June 30, 2005, The Yacktman Fund had on loan securities valued at $97,352,476 and collateral of $101,260,236 and The Yacktman Focused Fund had on loan securities valued at $17,520,099 and collateral of $18,300,000.

The cash collateral received by the Funds was pooled and at June 30, 2005, was pooled and invested in the following:

SECURITY TYPE                  SECURITY NAME                        MARKET VALUE
--------------------------------------------------------------------------------
Repurchase Agreement           Credit Suisse First Boston            $25,000,000
Repurchase Agreement           Credit Suisse First Boston             46,000,000
Commercial Paper               Thornburg Management                    4,987,000
Commercial Paper               Lakeside FDG LLC                        5,000,000
Commercial Paper               Morgan Stanley                          5,000,000
Commercial Paper               CCN Orchard Park                        4,574,530
Commercial Paper               CCN Independent                         4,000,000
Commercial Paper               Leafs LLC                               4,000,000
Commercial Paper               Premium Asset Trust                     6,000,000
Corporate Note                 Natexis Banque NY                       4,998,235
Corporate Note                 Bayer Land Bank NY                      3,000,000
Corporate Note                 Metlife Global FDO                      7,000,000
Money Markets                  Merrill Lynch Premier Inst.                   465
Cash                                                                           6


                                                            MATURITY    MATURITY
SECURITY TYPE                  SECURITY NAME                  RATE          DATE
--------------------------------------------------------------------------------
Repurchase Agreement           Credit Suisse First Boston     3.50%     07/01/05
Repurchase Agreement           Credit Suisse First Boston     3.43%     07/01/05
Commercial Paper               Thornburg Management           3.13%     07/06/05
Commercial Paper               Lakeside FDG LLC               3.22%     07/08/05
Commercial Paper               Morgan Stanley                 3.51%     04/06/06
Commercial Paper               CCN Orchard Park               3.25%     04/06/06
Commercial Paper               CCN Independent                3.29%     04/17/06
Commercial Paper               Leafs LLC                      3.26%     04/20/06
Commercial Paper               Premium Asset Trust            3.18%     06/01/07
Corporate Note                 Natexis Banque NY              3.52%     07/12/05
Corporate Note                 Bayer Land Bank NY             3.32%     11/23/05
Corporate Note                 Metlife Global FDO             3.39%     04/28/08
Money Markets                  Merrill Lynch Premier Inst.    3.04%     01/03/05

--------------------------------------------------------------------------------

6.  LINE OF CREDIT
The Yacktman Fund and The Yacktman Focused Fund have established a line of credit ("LOC") with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments. The LOC will mature, unless renewed, on March 31, 2005; the interest rate paid on borrowings is the Prime Rate minus 1/2%. For The Yacktman Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 10% of the pre-borrowing net assets of the Fund, 10% of the market value of the assets of the Fund, or 10% of the sum of the fair market value of certain assets of the Fund. For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $35,000,000, 50% of the pre-borrowing net assets of the Fund, 50% of the market value of the assets of the Fund, or 50% of the sum of the fair market value of certain assets of the Fund. At June 30, 2005, The Yacktman Fund and The Yacktman Focused Fund had no outstanding borrowings under the LOC and incurred no interest expense.

7.  TAX INFORMATION
The following information for the Funds is presented on an income tax basis as of June 30, 2005:
                                               THE YACKTMAN        THE YACKTMAN
                                                   FUND            FOCUSED FUND
Tax cost of investments                        $501,935,297        $100,839,415
                                               ============        ============
Gross unrealized appreciation                  $ 82,365,439        $ 18,818,959
Gross unrealized depreciation                    (5,882,584)         (2,384,621)
                                               ------------        ------------
Net tax unrealized appreciation                $ 76,482,855        $ 16,434,338
                                               ============        ============

As of December 31, 2004, the components of accumulated earnings were as follows:

                                               THE YACKTMAN        THE YACKTMAN
                                                   FUND            FOCUSED FUND
Undistributed ordinary income                   $     2,131         $       305
Undistributed long-term
  capital gains                                          --                  --
                                                -----------         -----------
Accumulated earnings                                  2,131                 305
Net unrealized appreciation
  on investments                                 85,314,124          18,370,720
                                                -----------         -----------
Total accumulated earnings                      $85,316,255         $18,371,025
                                                ===========         ===========


--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONT'D)
June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 were as follows:

                                               THE YACKTMAN        THE YACKTMAN
                                                   FUND            FOCUSED FUND
2004
Ordinary income                                 $ 7,462,696          $1,722,255
Long-term capital gains                         $23,449,426          $9,530,116

2003
Ordinary income                                 $ 7,771,809          $  505,991
Long-term capital gains                         $15,261,663          $  778,448

For the year ended December 31, 2004, 100% and 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund, respectively, qualify for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2004, 59.32% and 64.47% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund, respectively, are designated as qualified dividend income.

The Funds hereby designate approximately, $23,449,426 and $8,300,558 as capital gain distributions for The Yacktman Fund and The Yacktman Focused Fund, respectively, for the purposes of the dividends paid deduction.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------
For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-525-8258 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the twelve month period ended June 30, 2005, is available without charge, upon request, by calling 1-800-525-8258 or by accessing the Web site of the Securities and Exchange Commission.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------
The Funds will file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the Web site of the Securities and Exchange Commission at http://www.sec.gov.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
Web site: www.yacktman.com

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

--------------------------------------------------------------------------------
YA-410-0805

ITEM 2.  CODE OF ETHICS

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for semi-annual reports

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that the materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1)  Code of Ethics. Not applicable for semi-annual reports.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)  Not applicable to open-end investment companies.

(b) Certifications required pursuant to Sections 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.
------------------------------

/s/Donald A. Yacktman
------------------------------
Donald A. Yacktman
Principal Executive Officer
September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Donald A. Yacktman
------------------------------
Donald A. Yacktman
Principal Executive Officer
September 2, 2005

/s/Donald A. Yacktma
------------------------------
Donald A. Yacktman
Principal Financial Officer
September 2, 2005